Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions		Taxes	Royalties	Fees	Total Payments
Total	[1]	$ 438.7	$ 113.4	$ 12.1	$ 564.2
GFI Joint Venture Holdings Pty Ltd [Member] | South Deep Gold Mine 1 [Member]
Total	[2]	0.2	1.6	0.2	2.0
Gold Fields Operations Pty Ltd [Member] | South Deep Gold Mine 2 [Member]
Total	[2]	0.3	1.5	0.2	2.0
Gold Fields Holding Company Limited [Member] | Investment Holding Company 1 [Member]
Total	[2]	0.2			0.2
Gold Fields Group Services Pty Ltd [Member] | Service Company [Member]
Total	[2]	1.3			1.3
GFL Mining Services Limited [Member] | Investment Holding Company 2 [Member]
Total	[2]	1.3			1.3
Gold Fields Limited [Member] | Investment Holding Company 3 [Member]
Total	[2]	2.4			2.4
Gold Fields La Cima [Member] | Cerro Corona Mine [Member]
Total	[2]	67.2	7.2	1.8	76.2
Gold Fields Australia Pty Ltd [Member] | Representative Tax Payer [Member]
Total	[2]	195.3			195.3
Agnew Gold Mining Company Pty Ltd [Member] | Agnew Gold Mine [Member]
Total	[2]	2.4	10.6	2.4	15.4
Gruyere Management Pty Ltd [Member] | Gruyere Gold Mine [Member]
Total	[2]	0.8	7.5	0.9	9.2
GSM Mining Company Pty Ltd [Member] | Granny Smith Gold Mine [Member]
Total	[2]	4.5	12.6	1.8	18.9
St Ives Gold Mining Company Pty Ltd [Member] | St Ives Gold Mine [Member]
Total	[2]	3.8	17.1	3.2	24.1
Abosso Goldfields Limited [Member] | Damang Gold Mine [Member]
Total	[2]	19.8	12.4	0.4	32.6
Gold Fields Ghana Limited [Member] | Tarkwa Gold Mine [Member]
Total	[2]	135.5	$ 42.9	1.0	179.4
Minera Gold Fields Salares Norte SpA [Member] | Salares Norte [Member]
Total	[2]	3.5		$ 0.2	3.7
Euroguard PLC [Member] | Insurance cell [Member]
Total	[2]	$ 0.2			$ 0.2

[1]
When payments are made in A$, S/., GH ₵ , Rand, GBP or CLP, they were converted into US$ using the average exchange rates during the reporting period. The average exchange rates for the period from January 1 to December 31, 2023 were A$/US$: 0.66, US$/ZAR: 18.45, US$/PEN: 3.74, US$/CLP: 840.08, US$/GH ₵ :11.63 and GBP/US$: 1.24 .

[2]
When payments are made in A$, S/., GH ₵ , Rand, GBP or CLP, they were converted into US$ using the average exchange rates during the reporting period. The average exchange rates for the period from January 1 to December 31, 2023 were A$/US$: 0.66, US$/ZAR: 18.45, US$/PEN: 3.74, US$/CLP: 840.08, US$/GH ₵ :11.63 and GBP/US$: 1.24 .